Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 8. Income Taxes
As a REIT, we gener
all
y will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. However, certain of our consolidated subsidiaries are taxable REIT subsidiaries, which are subject to federal, state and foreign income taxes. We have filed an election to treat our primary TRS as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in non-real
estate related business. The TRS is subject to corporate U.S. federal and state income tax. Additionally, we own and operate a number of self storage properties located throughout Canada, the income of which is generally subject to income taxes under the laws of Canada.

The following is a summary of our income tax expense (benefit) for the three and nine months ended September 30, 2024 and 2023 (in thousands
):

	For the three months ended September 30, 2024
	Federal	State	Canadian	Total
Current	$17	$12	$144	$173
Deferred	68	1	162	231

Total income tax expense	$85	$13	$306	$404

	For the three months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$117	$20	$155	$292
Deferred	(2)	(1)	(1,339)	(1,342)

Total income tax expense (benefit)	$115	$19	$(1,184)	$(1,050)

	For the nine months ended September 30, 2024
	Federal	State	Canadian	Total
Current	$17	$30	$444	$491
Deferred	192	4	406	602

Total income tax expense	$209	$34	$850	$1,093

	For the nine months ended September 30, 2023
	Federal	State	Canadian	Total
Current	$209	$38	$373	$620
Deferred	(8)	(1)	(1,518)	(1,527)

Total income tax expense (benefit)	$201	$37	$(1,145)	$(907)

The major sources of temporary differences that give rise to the deferred tax effects are shown below (in thousands
):

	September 30, 2024	December 31, 2023
Deferred tax liabilities:
Intangible contract assets	$(9)	$(18)
Canadian real estate	(9,707)	(9,887)

Total deferred tax liability	(9,716)	(9,905)

Deferred tax assets:
Solar related tax assets	1,654	1,267
Canadian real estate and non-capital losses	8,044	7,561
Total deferred tax assets	9,698	8,828

Valuation allowance	(1,685)	(667)

Net deferred tax liabilities	$(1,703)	$(1,744)

The Canadian
non-capital
losses expire between 2032 and 2043. As of September 30, 2024 and December 31, 2023, the Company had Canadian
non-capital
loss carry forwards of approximately $22.9 million and $24.9 million, respectively. As of September 30, 2024 and December 31, 2023, we had a valuation allowance of approximately $1.7 million and $0.7 million, respectively, related to non-capital loss carry-forwards and other deferred tax assets at certain of our Canadian properties.

Note 8. Income Taxes
As a REIT, we generally will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. However, certain of our consolidated subsidiaries are taxable REIT subsidiaries, which are subject to federal, state and foreign income taxes. We have filed an election to treat our primary TRS as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in non-real
estate related business. The TRS is subject to corporate U.S. federal and state income tax. Additionally, we own and operate a number of self storage properties located throughout Canada, the income of which is generally subject to income taxes under the laws of Canada.
The domestic and international components of income (loss) before income taxes are presented for the years ended December 31, 2023, 2022, and 2021:

	For the year ended
	2023	2022	2021
Domestic	$6,993,316	$20,546,466	$(19,784,397)
Foreign	2,057,588	568,201	(1,591,596)

Income (loss) before income taxes	$9,050,904	$21,114,667	$(21,375,993)

The following is a summary of our income tax expense (benefit) for the years ended December 31, 2023, 2022, and 2021:

	For the year ended December 31, 2023
	Federal	State	Canadian	Total
Current	$191,115	$33,326	$480,391	$704,832
Deferred	(10,477)	(1,596)	(3,288,615)	(3,300,688)

Total	$180,638	$31,730	$(2,808,224)	$(2,595,856)

	For the year ended December 31, 2022
	Federal	State	Canadian	Total
Current	$170,874	$27,020	$320,639	$518,533
Deferred	(499,077)	(76,050)	(498,191)	(1,073,318)

Total	$(328,203)	$(49,030)	$(177,552)	$(554,785)

	For the year ended December 31, 2021
	Federal	State	Canadian	Total
Current	$182,034	$32,559	$—	$214,593
Deferred	(1,750,248)	(266,704)	(8,916)	(2,025,868)

Total	$(1,568,214)	$(234,145)	$(8,916)	$(1,811,275)

Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2023, 2022, and 2021:

	Year Ended December 31, 2023	Rate
Expected tax at statutory rate	$1,900,690	21.0%
Non-taxable REIT (income) loss	(1,243,204)	-13.7%
State and local income tax expense - net of federal benefit	25,066	0.3%
Foreign income taxed at different rates	132,010	1.5%
Change in valuation allowance	(3,410,418)	-37.7%

Total income tax expense (benefit)	$(2,595,856)	-28.7%

	Year Ended December 31, 2022	Rate
Expected tax at statutory rate	$4,434,080	21.0%
Non-taxable REIT (income) loss	(4,610,750)	-21.8%
State and local income tax expense - net of federal benefit	(38,734)	-0.2%
Foreign income taxed at different rates	47,180	0.2%
Change in valuation allowance	(416,953)	-2.0%
Other	30,392	0.1%

Total income tax expense (benefit)	$(554,785)	-2.6%

	Year Ended December 31, 2021	Rate
Expected tax at statutory rate	$(4,489,427)	21.0%
Non-taxable REIT (income) loss	2,655,349	-12.4%
State and local income tax expense - net of federal benefit	(185,137)	0.9%
Foreign income taxed at different rates	(69,318)	0.3%
Change in valuation allowance	400,146	-1.9%
Other	(122,888)	0.6%

Total income tax expense (benefit)	$(1,811,275)	8.5%

The major sources of temporary differences that give rise to the deferred tax effects are shown below:

	December 31, 2023	December 31, 2022
Deferred tax liabilities:
Intangible contract assets	$(18,111)	$(30,184)
Canadian real estate	(9,887,050)	(10,123,376)

Total deferred tax liability	(9,905,161)	(10,153,560)

Deferred tax assets:
Other	1,267,292	90,563
Canadian real estate and non-capital losses	7,561,373	7,935,309

Total deferred tax assets	8,828,665	8,025,872

Valuation allowance	(667,514)	(4,077,932)

Net deferred tax liabilities	$(1,744,010)	$(6,205,620)

The Canadian
non-capital
losses expire between 2032 and 2043. As of December 31, 2023 and December 31, 2022, the Company had Canadian
non-capital
loss carry forwards of approximately $24.9 million and $27.4 million, respectively. As of December 31, 2023 and 2022, we had a valuation allowance of approximately $0.7 million and $4.1 million, respectively, related to non-capital loss carry-forwards at certain of our Canadian properties.
As of December 31, 2023 and 2022, we had no interest or penalties related to uncertain tax positions. The tax years 2019-2022 remain open to examination by the major taxing jurisdictions to which we are subject.